UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 1999

Institutional Investment Manager Filing this Report:
Name:    Messner & Smith Theme/Value Investment Management, Ltd.
Address: 450 B Street, Suite 780
         San Diego, CA  92101

SEC File Number:   801-24076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ellis C. Smith
Title:   Principal/CAO
Phone:   (619) 239-9049
Signature, Place, and Date of Signing:

    Ellis C. Smith      San Diego, California         May 12, 1999

Report Type:

13F Holdings Report

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:          3,409,435

Form 13F Information Table Value Total:          113,506,997
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
FORM 13F INFORMATION TABLE
Item 1   Item 2    Item 3    Item 4    Item 5         Item 6         Item 7
    Ite
m 8
Name of Issuer     Title of Class CUSIP Number   Fair Market Value   Shares of
(
a) Sole
    (b) Shared     Shared    Managers       Voting Athority (Shares)
                   Principal Amount         As Defined     Other     See Instr.
V   (a) Sole  (b) Shared      None
                             In Instr. V

AT&T Corp     CS   001957109 224,832   2,817     X              M&S  X
AT&T Liberty Media Group     CS   1957208   14,166,138     269,370   X
    M&S
X
Abbott Labs   CS   002824100 221,142   4,724     X              M&S  X
Affiliated Managers Group    CS   8252108   2,094,300 80,550    X
M&S X

American Int'l Group    CS   026874107 241,250   2,000     X              M&S
X

Amerisource Health Corp.     CS   03071P102 2,119,625 62,000    X
M&S X

Atmos Energy  CS   049560105 3,388,000 140,800   X              M&S  X
BellSouth     CS   079860102 358,960   8,960     X              M&S  X
Chevron Corp  CS   166751107 469,133   5,286     X              M&S  X
Comcast Corp-Cl A  CS   200300101 7,267,455 120,170   X              M&S  X

Compass BancShares CS   20449H109 3,790,688 109,875   X              M&S  X

Corning Inc.  CS   219350105 4,900,620 81,677    X              M&S  X
Exxon Corp.   CS   302290101 285,496   4,046     X              M&S  X
Fed Nat'l Mortgage CS   313586109 283,925   4,100     X              M&S  X

Ford Motor Co.     CS   345370100 226,750   4,000     X              M&S  X

General Electric   CS   369604103 453,563   4,100     X              M&S  X

Heartland Express Inc.  CS   422347104 2,783,868 183,300   X              M&S
X

Household Int'l    CS   441815107 3,710,453 81,325    X              M&S  X

Hubbell Inc.  CS   443510201 248,400   6,210     X              M&S  X
Interpublic Grp. Cos.   CS   460690100 6,030,445 77,437    X              M&S
X

Jacobs Engineering Grp. Inc. CS   469814107 2,724,145 69,075    X
M&S X

Kimball Int'l-Cl B CS   494274103 2,239,134 150,530   X              M&S  X

Lincoln Electric   CS   533543203 2,291,806 123,050   X              M&S  X

Lucent Technologies     CS   549463107 324,216   3,002     X              M&S
X

MBIA Inc.     CS   55262C100 3,056,600 52,700    X              M&S  X
MGIC Investment    CS   552848103 2,320,086 66,170    X              M&S  X

Manpower Inc. CS   56418H100 2,107,023 90,140    X              M&S  X
Montana Power CS   612085100 5,965,919 81,100    X              M&S  X
NIPSCO Industries  CS   629140104 3,292,650 121,950   X              M&S  X

Penn Treaty America     CS   707874103 1,320,025 53,200    X              M&S
X

Pfizer Inc.   CS   717081103 413,475   2,980     X              M&S  X
Ross Stores   CS   778296103 4,080,696 93,140    X              M&S  X
SBC Communications Inc. CS   78387G103 224,141   4,750     X              M&S
X

SJW Corp.     CS   784305104 284,900   4,400     X              M&S  X
Schlumberger, Ltd. CS   806857108 237,380   3,944     X              M&S  X

Schulman-Cl A Inc. CS   808194104 1,498,069 109,950   X              M&S  X

Shaw Communications Inc B    CS   82028K200 3,226,797 100,250   X
M&S X

Smucker Co.   CS   832696108 3,154,095 141,360   X              M&S  X
TCA Cable TV  CS   872241104 6,144,810 141,260   X              M&S  X
TCI Satellite Entertainment Inc.  CS   872298104 7,191     10,957    X
    M&S
X
Time Warner Inc.   CS   887315109 6,868,813 97,000    X              M&S  X

Tribune Co.   CS   896047107 4,235,442 64,725    X              M&S  X
TwinLab Corp  CS   901774109 603,281   64,350    X              M&S  X
Utd Water Resources     CS   913190104 251,075   12,100    X              M&S
X

Franklin US Gov't  MF   353496607 77,823    11,378    X              M&S  X

Muni Vest Fund     MF   626295109 286,525   29,200    X              M&S  X

First Australia Prime Inc. Fund   MF   308653102 1,488,473 243,016   X
    M&S
X
Putnam Master Int Inc   MF   746909100 689,060   94,230    X              M&S
X

Templeton Global Government Inc.  MF   879929107 447,850   68,900    X
    M&S
X
Templeton Foreign Fund  MF   880196209 246,634   27,681    X              M&S
X

Kleinwort Benson Aust Inc Fd Inc  MF   498577105 133,825   20,200    X
    M&S
X
COLUMN TOTAL            113,506,997    3,409,435


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